FAIR VALUE MEASUREMENTS - Vallon - Q1 (Tables)	9 Months Ended
Sep. 30, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Fair Value, Liabilities Measured on Recurring Basis
The following table presents, for each of the fair value hierarchy levels required under ASC 820, the Company’s liabilities that are measured at fair value on a recurring basis at September 30, 2023:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability	$—	$—	$18
Total liabilities	$—	$—	$18

Schedule of the Changes is the Fair Value
The following table presents the changes in the fair value of the Level 3 liability:

Warrant Liability
Fair value as of December 31, 2022	$185
Change in valuation	(167)
Fair value as of September 30, 2023	$18

Schedule of the Fair Value of the Warrants
The Black-Scholes valuation model was used to estimate the fair value of the warrants with the following weighted-average assumptions:

	September 30, 2023	December 31, 2022
Volatility	167.7%	139.9%
Expected term in years	2.5	2.5
Dividend rate	0.0%	0.0%
Risk-free interest rate	4.92%	4.32%
The Black-Scholes option-pricing model was used to estimate the fair value of the Equity Warrants, the Exchange Warrants and the Advisor Warrants with the following weighted-average assumptions:

Volatility	167.6%
Expected term in years	1.69
Dividend rate	0.0%
Risk-free interest rate	4.37%

GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Fair Value, Liabilities Measured on Recurring Basis
The following table presents, for each of the fair value hierarchy levels required under ASC 820, Vallon’s liabilities that are measured at fair value on a recurring basis at March 31, 2023:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability	$—	$—	$185

Schedule of the Changes is the Fair Value	The following table presents the changes is the fair value of the Level 3 liability:

Warrant Liability
Fair value as of December 31, 2022	$122
Change in valuation	63
Balance as of March 31, 2023	$185

Schedule of the Fair Value of the Warrants
The Black-Scholes valuation model was used to estimate the fair value of the Warrants with the following weighted-average assumptions:

	December 31, 2022	March 31, 2023
Volatility	139.9%	159.4%
Expected term in years	2.5	2.5
Dividend rate	0.0%	0.0%
Risk-free interest rate	4.32%	3.94%
The Black-Scholes option-pricing model was used to estimate the fair value of the Underwriters’ Warrants with the following weighted-average assumptions:

Volatility	85.0%
Expected term in years	2.5
Dividend rate	0.0%
Risk-free interest rate	0.155%